Acquisitions - Fair Values of Assets and Liabilities of SMAM at the Date of Acquisition and the Consideration Paid (Detail) - JPY (¥) ¥ in Millions	Jul. 29, 2016	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Assets:
Cash and deposits with banks		¥ 54,696,069	¥ 47,330,155	¥ 43,144,654
Trading assets		3,169,123	3,776,671
Intangible assets		562,177	670,113	587,306
All other assets		4,043,908	4,321,724
Total assets		192,175,566	191,150,981
Liabilities		179,679,767	179,263,698
Goodwill		¥ 273,725	¥ 426,455	¥ 460,787
Sumitomo mitsui asset management company, limited [member]
Assets:
Cash and deposits with banks	¥ 15,411
Trading assets	12,030
Intangible assets	14,555
All other assets	11,007
Total assets	53,003
Liabilities	14,995
Net assets	38,008
Non-controlling interests measured at their proportionate share of the identifiable net assets	(15,203)
Net assets acquired	22,805
Goodwill	38,053
Total consideration	60,858
Consideration:
Cash	20,286
Fair value of the equity interest in SMAM held before the acquisition	40,572
Total consideration	60,858
Acquisition related costs recognized as an expense in "General and administrative expenses" in the consolidated income statement	¥ 8